Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Number of Common Shares	Contributed Surplus	Equity Portion of Convertible Debentures	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Noncontrolling Interest
Balance, shares at Jun. 30, 2022		109,502,853
Balance, amount at Jun. 30, 2022	$ 6,586,387	$ 30,475,107	$ 8,036,990	$ 689,645	$ (33,410,321)	$ 70,073	$ 724,893
Statement [Line Items]
Interest on convertible debentures	123,338	0	0	123,338	0	0	0
Extinguishment of equity portion of convertible debentures	(812,983)	0	0	(812,983)	0	0	0
Foreign currency translation adjustment	(6,054)	0	0	0	0	(6,054)	0
Net Income (Loss)	(6,917,910)	$ 0	0	0	(6,884,668)	0	(33,242)
Balance, shares at Jun. 30, 2023		109,502,853
Balance, amount at Jun. 30, 2023	(1,027,222)	$ 30,475,107	8,036,990	0	(40,294,989)	64,019	691,651
Statement [Line Items]
Foreign currency translation adjustment	(88,582)	0	0	0	0	(88,582)	0
Net Income (Loss)	(1,275,056)	0	0	0	(1,492,535)	0	217,479
Dividend paid to NCI	(206,153)	$ 0	0	0	0	0	(206,153)
Balance, shares at Jun. 30, 2024		109,502,853
Balance, amount at Jun. 30, 2024	(2,597,013)	$ 30,475,107	8,036,990	0	(41,787,524)	(24,563)	702,977
Statement [Line Items]
Foreign currency translation adjustment	76,562	0	0	0	0	76,562	0
Net Income (Loss)	(2,454,615)	0	0	0	(2,690,678)	0	236,063
Dividend paid to NCI	(338,152)	$ 0	0	0	0	0	(338,152)
Shares issued for conversion of convertible debentures, shares		300,606
Shares issued for conversion of convertible debentures, amount	108,218	$ 108,218	0	0	0	0	0
Balance, shares at Jun. 30, 2025		109,803,459
Balance, amount at Jun. 30, 2025	$ (5,205,000)	$ 30,583,325	$ 8,036,990	$ 0	$ (44,478,202)	$ 51,999	$ 600,888